Subsequent Events	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 26: SUBSEQUENT EVENTS

(a)	On February 14, 2012, Navios Holdings received an amount of $6,664, as a dividend distribution from its affiliate Navios Partners.

(b)	On February 20, 2012, the Board of Directors of Navios Holdings resolved that a dividend of $0.06 per share of common stock will be paid on April 12, 2012 to stockholders of record on March 22, 2012.

(c)
On March 20, 2012, Marfin Popular Bank Co. Ltd. and Nauticler S.A., as subsidiary of Navios Holdings, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. The loan bears interest at a rate based on a margin of 300 basis points. The loan is initially repayable 12 months after drawdown with extention options available.

(d)
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 34,718 dwt Handysize vessel and former long-term chartered-in vessel in operation. The Navios Serenity's acquisition price was $26,000.

(e)
On March 23, 2012, Navios Holdings entered into a facility agreement with DVB BANK SE for an amount of up to $42,000 in two tranches in order to finance the acquisition of the Navios and to refinance the Navios Astra loan facility.  These two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, each. The loan will be repayable in 32 quarterly instalments of $650, with a final ballon payment of $21,200 on the last repayment date. On March 26, 2012, the amount drawn under this facility was $26,000.